Other Operating Expenses	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Other Operating Expenses
NOTE 40. OTHER OPERATING EXPENSES

The account breaks down as follows as of the indicated dates:

	12.31.20	12.31.19	12.31.18
Turnover Tax	15,662,817	17,813,939	18,110,558
Contributions to the Deposit Insurance Scheme	1,059,292	1,175,021	1,069,850
Charges for Other Provisions	2,868,794	2,314,952	2,211,921
Claims	375,311	457,762	650,078
Other Financial Expenses	286,002	2,498,764	1,144,612
Interest on leases	398,850	511,138	-
Credit-card-relates expenses	4,486,875	6,046,394	6,161,264
Other Expenses from Services	3,920,476	2,978,819	4,455,969
Others	1,705,344	1,286,029	1,587,179

Total	30,763,761	35,082,818	35,391,431